S-K 1602(a)(3) Forepart, Sponsor Compensation $ / shares in Units, $ in Millions	Sep. 11, 2026 USD ($) $ / shares
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 151,125,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10.075
Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 173,793,750